Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Major Components of Other Assets and Liabilities [Table Text Block]

	2016	2017
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥449,605	¥546,747
Other	1,005,386	1,043,766
Investments in equity method investees	1,917,667	2,199,706
Prepaid benefit cost (Note 13)	397,001	612,623
Cash collateral pledged for derivative transactions (Note 8)	1,510,689	1,663,945
Other	2,174,246	2,647,756

Total	¥7,454,594	¥8,714,543

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥886,461	¥646,638
Other	1,450,317	1,322,498
Deferred tax liabilities	644,915	413,730
Allowance for off-balance sheet credit instruments	72,556	178,118
Accrued benefit cost (Note 13)	75,812	66,028
Guarantees and indemnifications	42,871	38,904
Cash collateral received for derivative transactions (Note 8)	1,265,041	1,080,929
Accrued and other liabilities	2,755,178	3,008,320

Total	¥7,193,151	¥6,755,165

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2016(1)	2017
	(in billions)
Trading assets	¥27,377	¥31,900
Securities purchased under agreements to resell	11,130	11,760
Securities borrowed	15,822	12,543
Total assets	90,989	93,386
Trading liabilities	15,071	15,359
Securities sold under agreements to repurchase and Securities loaned	6,586	8,466
Long-term borrowings	18,345	19,374
Total liabilities	82,293	84,514
Noncontrolling interests	131	130

Note:

(1)	Certain reclassifications have been made to the prior period to conform to the current presentation.

	2015	2016	2017
	(in billions)
Net revenues	¥3,875	¥3,961	¥3,939
Total non-interest expenses	3,449	3,076	2,871
Income from continuing operations before income taxes	426	885	1,068
Net income applicable to Morgan Stanley	459	585	730

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2016	2017
	(in billions)
Net loans	¥10,374	¥13,405
Total assets	18,930	24,273
Deposits	5,850	6,946
Total liabilities	14,648	19,678
Noncontrolling interests	724	841

	2015	2016	2017
	(in billions)
Total interest income	¥590	¥661	¥777
Total interest expense	198	222	252
Net interest income	392	439	525
Provision for credit losses	73	92	97
Income before income tax expense	248	171	147
Net income	194	117	97